Label	Element	Value
MFS® SERIES TRUST XII | MFS® Lifetime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063075_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 10, 2017. For Certain MFS® Funds

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime 2035 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled “Fees and Expenses” under the main heading entitled “Summary of Key Information”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below.

1028417	MULTI-SUP-III-041017